The funds managed by Banco Santander not recorded in the balance sheet are as follows: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Disclosures
Funds under management	R$ 2,770,684	R$ 2,716,477	R$ 2,034,999
Managed Funds	192,927,475	191,873,169	230,199,261
Total	R$ 195,698,159	R$ 194,589,646	R$ 232,234,260